OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Total Equity Fund

(the “Funds”)

Supplement dated September 30, 2025 to the
Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated February 15, 2025, as supplemented.

Important Notice Regarding Portfolio Managers

Effective October 1, 2025, Mr. John Hall will no longer serve as a member of Bessemer Investment Management LLC’s (“the Adviser”) portfolio management teams responsible for the Funds. Additionally, effective October 1, 2025, Mr. Cheng Jan will join the Adviser’s portfolio management teams responsible for the Funds. Messrs. Jeffrey A. Rutledge and Anthony Wile, Dr. Edward N. Aw, DBA and Ms. Nancy Sheft will continue to serve as portfolio managers of Old Westbury Large Cap Strategies Fund, and Messrs. John Alexander Christie, Michael Morrisroe, Jeffrey A. Rutledge and Anthony Wile, Dr. Edward N. Aw, DBA and Mses. Nancy Sheft and Andrea Tulcin will continue to serve as portfolio managers of Old Westbury Total Equity Fund.

Accordingly, effective October 1, 2025:

•	All references and information regarding Mr. Hall are deleted.

•         The following paragraph is added to each section for Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund entitled “Management of the Fund-Portfolio Managers and Sub-Advisers” in the Prospectus:

Mr. Cheng Jan, Principal of the Adviser, has managed the Fund since October 1, 2025.

•	The following paragraph is added to each section for Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund entitled “WHO MANAGES THE FUNDS?-Portfolio Managers” in the Prospectus:

Mr. Cheng Jan, Principal of the Adviser, has managed the Fund since October 1, 2025. He joined the Adviser in May 2019 as an Equity Analyst for the U.S. Select Equity portfolio. Prior to that, he was a senior analyst at Roubaix Capital, LLC, where he was responsible for long and short equity investments across all sectors. Before that, he was a senior treasury analyst at OppenheimerFunds, where he was responsible for derivatives trading, portfolio risk management, and competitive research. Mr. Jan received his B.A., with honors, in economics from the University of Chicago in 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0925	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Total Equity Fund

(the “Funds”)

Supplement dated September 30, 2025 to the
Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated February 15, 2025, as supplemented.

Important Notice Regarding Portfolio Managers

Effective October 1, 2025, Mr. John Hall will no longer serve as a member of Bessemer Investment Management LLC’s (“the Adviser”) portfolio management teams responsible for the Funds. Additionally, effective October 1, 2025, Mr. Cheng Jan will join the Adviser’s portfolio management teams responsible for the Funds. Messrs. Jeffrey A. Rutledge and Anthony Wile, Dr. Edward N. Aw, DBA and Ms. Nancy Sheft will continue to serve as portfolio managers of Old Westbury Large Cap Strategies Fund, and Messrs. John Alexander Christie, Michael Morrisroe, Jeffrey A. Rutledge and Anthony Wile, Dr. Edward N. Aw, DBA and Mses. Nancy Sheft and Andrea Tulcin will continue to serve as portfolio managers of Old Westbury Total Equity Fund.

Accordingly, effective October 1, 2025:

•	All references and information regarding Mr. Hall are deleted.
•	The following information is added to the section entitled “WHO MANAGES THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Additional Portfolio Manager Information-Other Accounts Managed by Portfolio Managers” in the SAI:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Large Cap Strategies Fund

BIM
Cheng Jan[2]	0	$0	1	$105,000,000	1030	$4,200,000,000

Total Equity Fund

BIM
Cheng Jan[2]	0	$0	1	$105,000,000	1030	$4,200,000,000

2 Information is as of August 29, 2025.

Accounts and Assets for which an Investment Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Large Cap Strategies Fund

BIM
Cheng Jan[2]	0	$0	0	$0	0	$0

Total Equity Fund

BIM
Cheng Jan[2]	0	$0	0	$0	0	$0

2 Information is as of August 29, 2025.

•	The following information is added to the section entitled “WHO MANAGES THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Ownership of Securities” in the SAI:

	All Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Short-Term Bond Fund	Small & Mid Cap Strategies Fund	Credit Income Fund	Total Equity Fund
BIM
Cheng Jan[2]	None	None	None	None	None	None	None	None

2 Information is as of August 29, 2025. As of August 29, 2025, Mr. Jan did not hold shares of the California Municipal Bond Fund or the New York Municipal Bond Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE